Derivative Instruments - Nondesignated Hedging (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2016
Foreign currency forward contracts | Other (income) expense, net | Not Designated as Hedging Instrument
Derivative [Line Items]
Pretax gain (loss) on derivative instruments	$ 118	$ (84)	$ 19